SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Value added tax recoverable	$ 1,137,931	$ 1,090,079
Prepayments to suppliers	257,183	281,154
Deposits	96,129	60,573
Deposit of pledged long-term loan payable	95,900	95,900
Staff advance	17,085	13,972
Others	5,028	18,441
Total	$ 1,609,256	$ 1,560,119